Employee-related expenditure - Analysis of employee costs (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Employee-related expenditure
Labour	R 28,448	R 26,646	R 25,878
Salaries, wages and other employee-related expenditure	26,388	24,814	23,996
Post-employment benefits	2,060	1,832	1,882
Share-based payment expenses	1,565	226	494
equity-settled	910	463	123
cash-settled	655	(237)	371
Total employee-related expenditure	30,013	26,872	26,372
Costs capitalised to projects	(2,545)	(2,455)	(2,461)
Total employee benefits expense	R 27,468	R 24,417	R 23,911